Schedule of Investments
September 30, 2025
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Alternative Funds–6.77%
Invesco Global Real Estate Income Fund, Class R6	2.56%	$42,798,623	$1,818,481	$—	$2,515,857	$—	$1,116,057	5,658,219	$47,132,961
Invesco Macro Allocation Strategy Fund, Class R6	—	44,495,890	389,398	(45,306,139)	6,687,240	(6,266,389)	389,398	—	—
Invesco Managed Futures Strategy ETF(b)	4.21%	—	76,501,308	—	1,053,936	—	—	1,744,928	77,555,244
Total Alternative Funds		87,294,513	78,709,187	(45,306,139)	10,257,033	(6,266,389)	1,505,455		124,688,205
Domestic Equity Funds–43.33%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.15%	82,860,728	14,020,478	(10,256,822)	7,910,576	403,887	—	2,572,869	94,938,847
Invesco Main Street Small Cap Fund, Class R6	4.76%	79,021,557	9,726,890	(7,759,723)	6,355,001	340,534	—	3,699,758	87,684,259
Invesco NASDAQ 100 ETF(c)	9.58%	143,736,508	38,070,662	(35,868,467)	26,358,385	4,132,259	691,313	713,942	176,429,347
Invesco Russell 1000® Dynamic Multifactor ETF	11.15%	198,255,552	26,569,480	(43,043,645)	19,277,435	4,401,505	1,088,097	3,409,564	205,460,327
Invesco S&P 500 Revenue ETF	8.61%	—	153,574,641	(7,825,250)	12,484,642	400,065	1,617,787	1,433,527	158,634,098
Invesco S&P 500® Pure Value ETF	—	126,766,971	—	(130,740,314)	(13,458,845)	17,432,188	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	30,109,140	(25,382,102)	—	(4,727,038)	53,583	—	—
Invesco Value Opportunities Fund, Class R6	4.08%	66,835,368	8,239,973	(10,571,317)	9,860,603	717,882	—	3,014,151	75,082,509
Total Domestic Equity Funds		697,476,684	280,311,264	(271,447,640)	68,787,797	23,101,282	3,450,780		798,229,387
Fixed Income Funds–31.89%
Invesco Core Bond Fund, Class R6	15.26%	303,099,659	20,349,176	(48,123,597)	6,152,872	(273,355)	9,685,914	49,247,768	281,204,755
Invesco Core Plus Bond Fund, Class R6	8.05%	147,923,120	8,816,506	(12,267,643)	6,928,178	(3,187,517)	5,237,630	15,868,592	148,212,644
Invesco Dynamic Credit Opportunity Fund, Class R6	0.24%	—	4,412,156	—	35,380	—	229,484	414,495	4,447,536
Invesco Emerging Markets Sovereign Debt ETF	0.60%	17,648,144	—	(7,159,766)	1,102,539	(488,293)	621,625	514,964	11,102,624
Invesco Equal Weight 0-30 Year Treasury ETF(c)	1.22%	78,949,224	—	(57,153,366)	16,189,723	(15,509,891)	1,148,639	809,643	22,475,690
Invesco Floating Rate ESG Fund, Class R6	1.60%	37,635,319	2,004,250	(9,358,447)	(370,545)	(420,654)	2,004,161	4,495,415	29,489,923
Invesco High Yield Fund, Class R6	2.39%	38,149,540	8,076,036	(2,970,502)	714,120	27,002	2,076,106	12,289,440	43,996,196
Invesco Variable Rate Investment Grade ETF	2.53%	65,335,718	—	(18,624,733)	(309,167)	156,975	1,991,484	1,854,932	46,558,793
Total Fixed Income Funds		688,740,724	43,658,124	(155,658,054)	30,443,100	(19,695,733)	22,995,043		587,488,161
International and Global Equity Funds–17.62%
Invesco Emerging Markets ex-China Fund, Class R6(d)	1.40%	19,963,476	1,713,130	—	4,213,197	—	—	668,814	25,889,803
Invesco Developing Markets Fund, Class R6	0.51%	17,638,097	—	(9,460,305)	(700,686)	1,924,689	—	201,366	9,401,795
Invesco Global Fund, Class R6	6.06%	103,790,468	9,242,966	(14,244,121)	12,342,249	598,052	—	1,042,935	111,729,614
Invesco Global Infrastructure Fund, Class R6	—	18,577,657	1,940,472	(18,985,178)	(2,524,778)	2,884,483	47,816	—	—
Invesco International Developed Dynamic Multifactor ETF	2.43%	38,561,016	1,959,613	(2,732,827)	6,990,606	27,263	956,141	1,618,702	44,805,671
Invesco International Growth Fund, Class R6(d)	1.11%	17,061,554	720,029	—	2,594,935	—	—	564,916	20,376,518
Invesco International Small-Mid Company Fund, Class R6	3.23%	52,016,973	2,768,867	(4,622,696)	9,516,881	(242,798)	—	1,396,551	59,437,227
Invesco RAFI Developed Markets ex-U.S. ETF(e)	2.88%	44,436,844	3,618,157	(7,324,797)	11,659,093	661,418	1,409,199	867,196	53,050,715
Total International and Global Equity Funds		312,046,085	21,963,234	(57,369,924)	44,091,497	5,853,107	2,413,156		324,691,343
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(f)	0.15%	$1,967,632	$84,937,995	$(84,049,768)	$—	$—	$103,543	2,855,859	$2,855,859
Invesco Treasury Portfolio, Institutional Class, 3.99%(f)	0.28%	3,294,602	157,741,990	(155,966,576)	—	—	183,316	5,070,016	5,070,016
Total Money Market Funds		5,262,234	242,679,985	(240,016,344)	—	—	286,859		7,925,875
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,517,611,655)	100.04%	1,790,820,240	667,321,794	(769,798,101)	153,579,427	2,992,267	30,651,293		1,843,022,971

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.32%
Invesco Private Government Fund, 4.14%(f)(g)	0.09%	88,780	206,633,150	(205,112,314)	—	—	85,828 (h)	1,609,616	1,609,616
Invesco Private Prime Fund, 4.26%(f)(g)	0.23%	227,477	455,010,506	(451,037,080)	—	1,286	217,990 (h)	4,200,929	4,202,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,811,805)	0.32%	316,257	661,643,656	(656,149,394)	—	1,286	303,818		5,811,805
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,523,423,460)	100.36%	$1,791,136,497	$1,328,965,450	$(1,425,947,495)	$153,579,427	$2,993,553 (i)	$30,955,111		$1,848,834,776
OTHER ASSETS LESS LIABILITIES	(0.36)%								(6,638,346)
NET ASSETS	100.00%								$1,842,196,430
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)	Effective August 22, 2025, the underlying fund’s name changed.
(e)	Effective March 24, 2025, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(h)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$1,892,656
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,835,097,096	$—	$—	$1,835,097,096
Money Market Funds	7,925,875	5,811,805	—	13,737,680
Total Investments	$1,843,022,971	$5,811,805	$—	$1,848,834,776
Invesco Select Risk: Moderate Investor Fund